Total
Class A & Y Prospectus | PACE Alternative Strategies Investments
PACE Alternative Strategies Investments
Investment objective
Long-term capital appreciation.
Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the UBS family of funds. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 134 of the prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 245 of the fund's Statement of Additional Information. Different intermediaries and financial professionals may make available different sales charge waivers or discounts. These variations are described in Appendix A beginning on page A-1 of this prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Class A & Y Prospectus - PACE Alternative Strategies Investments - USD ($)	Class A		Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	5.50%		none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none	[1]	none
Exchange fee	none		none
[1]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge ("CDSC") if sold within one year of the purchase date.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A & Y Prospectus - PACE Alternative Strategies Investments		Class A	Class Y
Management fees		1.30%	1.30%
Distribution and/or service (12b-1) fees		0.25%	none
Other expenses		1.40%	1.38%
Miscellaneous expenses (includes administration fee of 0.10%)		0.61%	0.59%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	[1]	0.79%	0.79%
Acquired fund fees and expenses	[1]	0.14%	0.14%
Total annual fund operating expenses		3.09%	2.82%
Management fee waiver/expense reimbursement	[2]	0.33%	0.31%
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[2]	2.76%	2.51%
[1]	These "Acquired fund fees and expenses" are based on estimated amounts for the current fiscal year. Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.
[2]	The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated: (1) for any period during which UBS Financial Services Inc. relies on and UBS AM operates under the Department of Labor individual Prohibited Transaction Exemption 96-59, to waive its management fees through November 30, 2024 to the extent necessary to offset the cost savings to UBS AM for allocating a portion of the fund's assets to other unaffiliated pooled investment vehicles and index futures; and (2) waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2024 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 1.83% for Class A and 1.58% for Class Y. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses (pursuant to item (2)) to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Class A & Y Prospectus - PACE Alternative Strategies Investments - USD ($)		1 year	3 years	5 years	10 years
Class A	[1]	814	1,422	2,054	3,743
Class Y	[1]	254	845	1,462	3,125
[1]	Except that the expenses reflect the effects of the fund's fee waiver/expensereimbursement agreement for the first year only.

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 423% of the average value of its portfolio.

Principal strategies

Principal investments

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity, fixed income and derivative investments in pursuing its investment objective. The fund seeks to provide investors a well diversified portfolio intended to provide participation in growing markets over a full market cycle while limiting large losses in more volatile and declining markets. The fund may pursue its investment objective by implementing a broad and diversified array of liquid alternative strategies, including strategies that are not currently employed by the fund.

The fund invests in equity securities of US and non-US companies of various market capitalizations, including common stock, rights, warrants and securities convertible into stocks. The fund also invests in fixed income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world. The fund may invest in emerging as well as developed mar-

kets and may invest a significant portion of its assets in the securities of companies in particular economic sectors. The fund may also invest in the securities of other investment companies, including exchange-traded funds ("ETFs"), and in structured securities.

The fund may, but is not required to, invest extensively in exchange-traded or over-the-counter derivative instruments for risk management purposes or to attempt to increase total returns. The derivatives in which the fund invests include options, futures, currency forward and futures agreements and swap agreements (specifically, interest rate swaps and swaps on futures or indices). These derivatives may be used for risk management purposes, such as hedging the fund's security, index, currency, interest rate or other exposure, or otherwise managing the risk profile of the fund. In addition, the derivative instruments listed above may be used to enhance returns; in place of direct investments; to obtain or adjust exposure to certain markets; or to establish net short positions in markets, currencies or securities. Futures on indices and interest rate swaps may also be used to adjust the fund's portfolio duration, or to achieve a negative portfolio duration.

The fund is also permitted to engage in "short-selling." When selling short, the fund will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short selling provides opportunities to increase the fund's total returns, but also entails significant potential risks.

The fund engages in frequent trading from time to time and consequently, the fund's investment strategies can result in high portfolio turnover.

Management process

The fund employs a "manager of managers" structure. UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager and primary provider of investment advisory services, directly manages a separate portion of the fund's assets (i.e., it allocates a portion of the fund's assets to other unaffiliated pooled investment vehicles and index futures), and has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's subadvisor(s) and recommend their hiring, termination and replacement, and to allocate assets among itself and the fund's subadvisor(s). The allocation of the fund's assets between subadvisors is designed to achieve long-term capital appreciation while having a low correlation to traditional equity and fixed income asset classes. Subject to approval by the fund's board of trustees, UBS AM may in the future allocate assets to additional or different subadvisors to employ other portfolio management strategies, and changes to current strategies may be made.

UBS AM's investment process begins with subadvisor selection. UBS AM's portfolio management team constructs a list of potential subadvisors based on information primarily from internal sources and the team's collective knowledge of the industry, but also supplemented by external sources. The team then focuses its research on that list to identify a small number of the most attractive candidates. This research includes analyzing the portfolio holdings and/or positioning of a subadvisor's investment strategy to understand whether the allocation of risk and the drivers of alpha are consistent with the subadvisor's investment philosophy and stated strengths. The most attractive sub-set of those subadvisors is then selected for in-depth, on-site due diligence meetings with representatives from the investment, operations and compliance groups within UBS AM. The due diligence information is then synthesized to select the most attractive candidate(s) for the fund, subject to the board's approval.

In managing the fund and overseeing the fund's subadvisor(s), UBS AM views its research process as an ongoing one, as the team continually seeks to confirm a subadvisor's investment thesis over the appropriate investment horizon. In general, UBS AM leverages its research and market knowledge to construct funds with exposure to various subadvisors that are expected, in combination, to produce the desired overall fund characteristics. UBS AM's ongoing monitoring and risk management process incorporates daily, weekly, monthly, quarterly and annual responsibilities designed to monitor the drivers of fund risk and performance at the subadvisor level and at the overall fund level. Through this process, UBS AM may adjust a fund's positioning by altering its allocation weights across subadvisors within the fund and/or by changing the specific subadvisors within the fund.

The main strategies of UBS AM and the subadvisors include:

•  An "opportunistic strategy" in which UBS AM allocates a portion of the fund's assets primarily to unaffiliated actively- and passively-managed pooled investment vehicles that UBS AM believes are suitable for return generation, risk management or both.

•  A "long/short global equity" strategy in which the subadvisor buys securities "long" that the subadvisor believes will out-perform the market, and sells securities "short" that the subadvisor believes will underperform the market.

•  A "global unconstrained multi-strategy" strategy that identifies and pursues diverse strategies across asset classes, sectors, currencies, interest rates, inflation and volatility that are expected to work well together whether markets are rising or falling.

•  An "absolute return equity market neutral" strategy that aims to earn a positive absolute and attractive risk-adjusted return while demonstrating low correla-

tion with, and lower volatility than, traditional long-only investment portfolios.

•  A "long/short US, small cap equity" strategy in which the subadvisor primarily buys securities of US small capitalization companies "long" that the subadvisor believes will out-perform the market, and sells securities of US small capitalization companies "short" that the subadvisor believes will underperform the market.

•  A "relative value strategy" that seeks to generate risk-adjusted returns that are uncorrelated to the equity or credit markets by isolating opportunities in the convertible bond, high yield and listed options markets.

•  A "merger arbitrage strategy" that seeks to achieve absolute returns utilizing a rule-based approach to investing.

•  A "long/short global equity" strategy focused on renewable energy and the associated supply chain in which the subadvisor seeks to achieve absolute returns by buying primarily publicly traded equity securities "long" that the subadvisor believes will out-perform the market and selling primarily publicly traded equity securities "short" that the subadvisor believes will underperform the market.

Principal risks
Performance

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance. The Bloomberg Global Aggregate Index shows how the fund's performance compares to the broad global markets for US and non-US corporate, government, governmental agency, supranational, mortgage-backed and asset-backed fixed income securities. The MSCI World Index (net) shows how the fund is performing against a diversified global equity index (an asset class in which the fund invests). The HFRI Fund of Funds Composite Index shows how the fund is performing against a broad measure of hedge fund returns. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. A predecessor entity of Allspring Global Investments, LLC ("Allspring") assumed day-to-day management of a separate portion of the fund's assets at the inception of the fund. Allspring assumed day-to-day management of a separate portion of the fund's assets on November 1, 2021. UBS AM assumed day-to-day management of a separate portion of the fund's assets (i.e., investing in other unaffiliated pooled investment vehicles and index futures) on March 31, 2014. Aviva Investors Americas LLC ("Aviva") assumed day-to-day management of a separate portion of the fund's assets on May 9, 2016. PCJ Investment Counsel Ltd. ("PCJ") assumed day-to day management of a separate portion of the fund's assets on July 8, 2016. Kettle Hill Capital Management, LLC ("Kettle Hill") assumed day-to-day management of a separate portion of the fund's assets on September 6, 2017. DLD Asset Management, LP ("DLD") assumed day-to-day management of a separate portion of the fund's assets on February 14, 2020. Magnetar Asset Management LLC ("Magnetar") assumed day-to-day management of a separate portion of the fund's assets on February 14, 2020. Electron Capital Partners, LLC ("Electron"), assumed day-to-day management of the fund's assets on February 21, 2023. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class A shares' after-tax returns shown.

PACE Alternative Strategies InvestmentsAnnual Total Returns of Class A Shares

Total return January 1 - September 30, 2023: 0.67% Best quarter during calendar years shown—2Q 2020: 5.10% Worst quarter during calendar years shown—4Q 2018: (4.71)%
Average annual total returns (figures reflect sales charges)(for the periods ended December 31, 2022)
Average Annual Returns - Class A & Y Prospectus - PACE Alternative Strategies Investments	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	(5.27%)	1.33%	2.26%	Apr. 10, 2006
Class Y	0.50%	2.76%	3.13%	Jul. 23, 2008
After Taxes on Distributions | Class A	(5.80%)	0.17%	1.51%
After Taxes on Distributions and Sale of Fund Shares | Class A	(2.74%)	0.61%	1.47%
FTSE Three-Month US Treasury Bill Index (Index reflects no deduction for fees, expenses or taxes.)	1.50%	1.25%	0.74%
Bloomberg Global Aggregate Index (Index reflects no deduction for fees, expenses or taxes.)	(16.26%)	(1.66%)	(0.44%)
MSCI World Index (net) (Index reflects no deduction for fees and expenses.)	(18.14%)	6.14%	8.86%
HFRI Fund of Funds Composite Index (Index reflects no deduction for fees, expenses or taxes.)	(5.31%)	3.01%	3.50%